DERIVATIVE FINANCIAL INSTRUMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	$ 10	[1],[2]	$ 14	[1],[2]
Commodity contracts not subject to rate recovery	25	[1]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	8	[1]	8	[1]
Commodity contracts not subject to rate recovery	143	[1]	47	[1]
Associated offsetting commodity contracts not subject to rate recovery	(129)	[1]	(43)	[1]
Associated cash collateral commodity contracts not subject to rate recovery	(11)	[1]	0	[1]
Commodity contracts subject to rate recovery	36	[1]	35	[1]
Associated cash collateral commodity contracts subject to rate recovery	0	[1]
Associated offsetting commodity contracts subject to rate recovery	(3)	[1]	(3)	[1]
Net amount presented on balance sheet	79	[1]	58	[1]
Additional margin posted for commodity contracts not subject to rate recovery			17	[1]
Additional margin posted for commodity contracts subject to rate recovery	14	[1]	31	[1]
Total	93	[1],[3]	106	[1],[3]
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	0	[2]	0	[2]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	32		34
Associated cash collateral commodity contracts subject to rate recovery	0
Associated offsetting commodity contracts subject to rate recovery	0		(3)
Net amount presented on balance sheet	32		31
Additional margin posted for commodity contracts not subject to rate recovery			1
Additional margin posted for commodity contracts subject to rate recovery	12		29
Total	44	[3]	61	[3]
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	4	[1]	1	[1]
Associated offsetting commodity contracts subject to rate recovery	(3)	[1]
Net amount presented on balance sheet	1	[1]	1	[1]
Additional margin posted for commodity contracts not subject to rate recovery			2	[1]
Additional margin posted for commodity contracts subject to rate recovery	2	[1]	2	[1]
Total	3	[1]	5	[1]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	3	[2]	12	[2]
Commodity contracts not subject to rate recovery	0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	27		22
Commodity contracts not subject to rate recovery	32		7
Associated offsetting commodity contracts not subject to rate recovery	(27)		(5)
Associated cash collateral commodity contracts not subject to rate recovery	0		0
Commodity contracts subject to rate recovery	76		72
Associated cash collateral commodity contracts subject to rate recovery	0
Associated offsetting commodity contracts subject to rate recovery	(1)		(2)
Net amount presented on balance sheet	110		106
Additional margin posted for commodity contracts not subject to rate recovery			0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	110	[3]	106	[3]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	0	[2]	0	[2]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	76		72
Associated cash collateral commodity contracts subject to rate recovery	0
Associated offsetting commodity contracts subject to rate recovery	(1)		(2)
Net amount presented on balance sheet	75		70
Additional margin posted for commodity contracts not subject to rate recovery			0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	75	[3]	70	[3]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	0		0
Associated offsetting commodity contracts subject to rate recovery	0
Net amount presented on balance sheet	0		0
Additional margin posted for commodity contracts not subject to rate recovery			0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	0		0
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(17)	[2],[4]	(18)	[2],[4]
Commodity contracts not subject to rate recovery	0	[4]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	(7)	[4]	(7)	[4]
Commodity contracts not subject to rate recovery	(135)	[4]	(51)	[4]
Associated offsetting commodity contracts not subject to rate recovery	129	[4]	43	[4]
Associated cash collateral commodity contracts not subject to rate recovery	0	[4]	1	[4]
Commodity contracts subject to rate recovery	(36)	[4]	(10)	[4]
Associated cash collateral commodity contracts subject to rate recovery	23	[4]
Associated offsetting commodity contracts subject to rate recovery	3	[4]	3	[4]
Net amount presented on balance sheet	(40)	[4]	(39)	[4]
Additional margin posted for commodity contracts not subject to rate recovery			0	[4]
Additional margin posted for commodity contracts subject to rate recovery	0	[4]	0	[4]
Total	(40)	[3],[4]	(39)	[3],[4]
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(16)	[2]	(16)	[2]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	(32)		(9)
Associated cash collateral commodity contracts subject to rate recovery	23
Associated offsetting commodity contracts subject to rate recovery	0		3
Net amount presented on balance sheet	(25)		(22)
Additional margin posted for commodity contracts not subject to rate recovery			0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	(25)	[3]	(22)	[3]
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	(4)	[4]	(1)	[4]
Associated offsetting commodity contracts subject to rate recovery	3	[4]
Net amount presented on balance sheet	(1)	[4]	(1)	[4]
Additional margin posted for commodity contracts not subject to rate recovery			0	[4]
Additional margin posted for commodity contracts subject to rate recovery	0	[4]	0	[4]
Total	(1)	[4]	(1)	[4]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(109)	[2]	(75)	[2]
Commodity contracts not subject to rate recovery	0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	(22)		(17)
Commodity contracts not subject to rate recovery	(29)		(5)
Associated offsetting commodity contracts not subject to rate recovery	27		5
Associated cash collateral commodity contracts not subject to rate recovery	0		0
Commodity contracts subject to rate recovery	(20)		(8)
Associated cash collateral commodity contracts subject to rate recovery	13
Associated offsetting commodity contracts subject to rate recovery	1		2
Net amount presented on balance sheet	(139)		(98)
Additional margin posted for commodity contracts not subject to rate recovery			0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	(139)	[3]	(98)	[3]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(31)	[2]	(39)	[2]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	(20)		(8)
Associated cash collateral commodity contracts subject to rate recovery	13
Associated offsetting commodity contracts subject to rate recovery	1		2
Net amount presented on balance sheet	(37)		(45)
Additional margin posted for commodity contracts not subject to rate recovery			0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	(37)	[3]	(45)	[3]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	0		0
Associated offsetting commodity contracts subject to rate recovery	0
Net amount presented on balance sheet	0		0
Additional margin posted for commodity contracts not subject to rate recovery			0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	$ 0		$ 0

[1]	Included in Current Assets: Other for SoCalGas.
[2]	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
[3]	Normal purchase contracts previously measured at fair value are excluded.
[4]	Included in Current Liabilities: Other for SoCalGas.